Earnings Per Share (Tables)	12 Months Ended
May 31, 2016
Earnings Per Share [Abstract]
Reconciliation of Numerator and Denominator of Basic and Diluted Earnings Per Share

The following table sets forth the reconciliation of the numerator and denominator of basic and diluted earnings per share for the years ended May 31, 2016, 2015 and 2014:

Year Ended May 31,	2016	2015	2014
(In thousands, except per share amounts)
Numerator for earnings per share:
Net income attributable to RPM International Inc. stockholders	$354,725	$239,484	$291,660
Less: Allocation of earnings and dividends to participating securities	(5,770)	(4,954)	(6,366)
Net income available to common shareholders - basic	348,955	234,530	285,294
Add: Undistributed earnings reallocated to unvested shareholders		18	29
Reverse: Allocation of earnings and dividends to participating securities	5,770
Add: Income effect of contingently issuable shares	5,430	5,374	2,493
Net income available to common shareholders - diluted	$360,155	$239,922	$287,816
Denominator for basic and diluted earnings per share:
Basic weighted average common shares (1)	129,383	129,933	129,438
Average diluted options	3,445	1,082	1,003
Net issuable common share equivalents (2)	3,888	3,878	1,847
Total shares for diluted earnings per share (1)	136,716	134,893	132,288
Earnings Per Share of Common Stock Attributable to
RPM International Inc. Stockholders:
Basic Earnings Per Share of Common Stock	$2.70	$1.81	$2.20
Diluted Earnings Per Share of Common Stock	$2.63	$1.78	$2.18

(1)

Basic and diluted earnings per share are calculated using the two-class method for the years ended May 31, 2015 and 2014.  For the year ended May 31, 2016, basic and diluted earnings per share are calculated under the two-class method and the treasury method, respectively, as those methods resulted in the most dilutive earnings per share.

(2)

Represents the number of shares that would be issued if our contingently convertible notes were converted.  We include these shares in the calculation of diluted EPS as the conversion of the notes may be settled, at our election, in cash, shares of our common stock, or a combination of cash and shares of our common stock.